Property, Plant and Equipment (Tables)	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Schedule of Property, Plant and Equipment [Table Text Block]
		2017
		Accumulated
	Cost	Depreciation	Net
Plant and equipment	$379,688	$94,431	$285,257
Buildings	-	-	-
Automotive equipment	61,550	38,251	23,299
Land	-	-	-
Land improvements	-	-	-
Leasehold improvements	500,724	220,510	280,214
Furniture and fixtures	212,652	187,768	24,884
Computer hardware and software	1,761,497	1,610,127	151,370
	$2,916,111	$2,151,087	$765,024

		2016
		Accumulated
	Cost	Depreciation	Net
Plant and equipment	$16,262,932	$9,608,770	$6,654,162
Buildings	1,950,446	1,307,391	643,055
Automotive equipment	286,252	158,665	127,587
Land	433,613	-	433,613
Land improvements	1,861	1,367	494
Leasehold improvements	791,902	349,363	442,539
Furniture and fixtures	688,314	613,570	74,744
Computer hardware and software	2,339,906	2,119,341	220,565
	$22,755,226	$14,158,467	$8,596,759